Annual Total Returns - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund - Fidelity Trend Fund	Mar. 01, 2024
Bar Chart Table:
Annual Return 2014	12.52%
Annual Return 2015	5.32%
Annual Return 2016	4.57%
Annual Return 2017	29.42%
Annual Return 2018	(2.96%)
Annual Return 2019	35.88%
Annual Return 2020	47.00%
Annual Return 2021	22.86%
Annual Return 2022	(33.64%)
Annual Return 2023	44.39%